CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	$ 8,078	$ 11,996
Time deposits maturing over three months	5,422	5,276
Marketable securities (note 3)	16,327	12,020
Available-for-sale securities (note 4)		1,603
Accounts receivable, less allowances for doubtful accounts of $881 and $1,252 at March 31, 2016 and 2017, respectively	13,159	9,208
Inventories (note 5)	10,688	8,114
Prepaid expenses and other current assets (note 6)	2,419	1,658
Assets held for sale (note 7)		778
Total current assets	56,093	50,653
Property, plant and equipment, net (note 8)	31,992	32,352
Time deposits maturing over twelve months	2,902	4,566
Goodwill (note 9)
Total assets	90,987	87,571
Current liabilities:
Accounts payable	5,152	2,228
Accrued payroll and employee benefits	4,643	4,035
Customer deposits	2,152	1,423
Other accrued liabilities (note 11)	1,474	1,289
Income taxes payable	476	401
Deferred income tax liabilities (note 12)	889	825
Dividend payable		562
Total current liabilities	14,786	10,763
Commitments and contingencies (note 13)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 17,031,810 and 17,031,810 shares issued as of March 31, 2016 and 2017; 16,056,239 and 15,885,239 shares outstanding as of March 31, 2016 and 2017	53,063	53,063
Treasury stock at cost; 975,571 and 1,146,571 shares as of March 31, 2016 and 2017 (note 16)	(2,821)	(2,513)
Additional paid-in capital	8,005	8,005
Accumulated other comprehensive income	5,316	5,305
Retained earnings	12,638	12,948
Total shareholders' equity	76,201	76,808
Total liabilities and shareholders' equity	$ 90,987	$ 87,571